TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Cost of revenues	$ 9,073	$ 8,792	$ 6,147
Research and development	123	211	301
Selling and marketing	373	632	682
General and administrative	2,538	1,649	3,053
Finance expenses, net	$ 685	$ 671	$ 236